Note 5 - Loans and Leases - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loans and Leases Receivable, Gross, Total	$ 561,614	$ 506,412
Pass [Member]
Loans and Leases Receivable, Gross, Total	436,220	293,119
Special Mention [Member]
Loans and Leases Receivable, Gross, Total	4,755	2,344
Substandard [Member]
Loans and Leases Receivable, Gross, Total	4,562	5,887
Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Not Rated [Member]
Loans and Leases Receivable, Gross, Total	116,077	205,062
Commercial Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	68,985	55,923
Commercial Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	79,179	47,054
Commercial Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Commercial Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	1,451	1,845
Commercial Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Commercial Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total		19,173
Commercial and Multi-Family Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	346,580	234,428
Commercial and Multi-Family Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	4,755	2,344
Commercial and Multi-Family Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	3,111	3,868
Commercial and Multi-Family Real Estate [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Commercial and Multi-Family Real Estate [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total		71,618
Residential 1 - 4 Family Real Estate [Member]
Loans and Leases Receivable, Gross, Total	119,842	121,418
Residential 1 - 4 Family Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	10,461	11,637
Residential 1 - 4 Family Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total		174
Residential 1 - 4 Family Real Estate [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	109,381	109,607
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	6,696	4,664
Consumer Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	$ 6,696	$ 4,664